UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS ALTERNATIVE SOLUTIONS  TRUST

April 30, 2020
Virtus Aviva Multi-Strategy Target Return Fund
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus KAR Long/Short Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended April 30, 2020.
After finishing 2019 strongly and reaching new highs in February of 2020, equity markets faced unprecedented challenges in March. The global economy was largely shut down in response to the coronavirus pandemic, and the values of most asset classes saw steep declines. Policymakers in the U.S. and other countries swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. While the full impact of these decisions may not be known for several months or longer, the markets were encouraged, recovering some of their lost ground in April.
As a result of the declines in March, most asset classes were in negative territory for the six months ended April 30, 2020. U.S. large-capitalization stocks declined 3.16%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 15.47%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 14.21% for the six months, while emerging markets fell 10.50%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.64% at April 30, 2020, down sharply from 1.69% on October 31, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 4.86% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 6.62% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
June 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF November 1, 2019 TO April 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements.These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Aviva Multi-Strategy Target Return Fund
	Class A	$ 1,000.00	$ 984.60	1.69%	$ 8.34
	Class C	1,000.00	981.20	2.44	12.02
	Class I	1,000.00	987.10	1.44	7.11
	Class R6	1,000.00	986.60	1.38	6.82
Duff & Phelps Select MLP and Energy Fund
	Class A	1,000.00	715.40	1.40	5.97
	Class C	1,000.00	712.20	2.15	9.15
	Class I	1,000.00	715.90	1.15	4.91
KAR Long/Short Equity Fund
	Class A	1,000.00	1,048.60	2.40	12.22
	Class C	1,000.00	1,044.20	3.15	16.01
	Class I	1,000.00	1,050.10	2.15	10.96
	Class R6	1,000.00	1,050.10	2.08	10.60

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF November 1, 2019 TO April 30, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Aviva Multi-Strategy Target Return Fund
	Class A	$ 1,000.00	$ 1,016.46	1.69%	$ 8.47
	Class C	1,000.00	1,012.73	2.44	12.21
	Class I	1,000.00	1,017.70	1.44	7.22
	Class R6	1,000.00	1,018.00	1.38	6.92
Duff & Phelps Select MLP and Energy Fund
	Class A	1,000.00	1,017.90	1.40	7.02
	Class C	1,000.00	1,014.17	2.15	10.77
	Class I	1,000.00	1,019.14	1.15	5.77
KAR Long/Short Equity Fund
	Class A	1,000.00	1,012.93	2.40	12.01
	Class C	1,000.00	1,009.20	3.15	15.74
	Class I	1,000.00	1,014.17	2.15	10.77
	Class R6	1,000.00	1,014.52	2.08	10.42

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
April 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade, fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange–Traded Funds (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
iShares®
Represents shares of an open-end exchange-traded fund.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Over–the–Counter (“OTC”)
Trading that is done directly between two parties, without any supervision of an exchange.
Payment–in–Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Limited Company (“PLC”)
A Public Limited Company (PLC) is the legal designation of a limited liability company that has offered shares to the general public and has limited liability.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ALTERNATIVE SOLUTIONS  TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
April 30, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of April 30, 2020.
Aviva Multi-Strategy Target Return Fund
Short-Term Investment*		69%
Common Stocks		30
Industrials	10%
Information Technology	7
Health Care	5
All Other Common Stocks	8
Exchange-Traded Fund		1
Total		100%
*Portion represents collateral utilized for derivative contracts.
Duff & Phelps Select MLP and Energy Fund
Diversified	31%
Petroleum Transportation & Storage	16
Downstream/Other	16
Gathering/Processing	15
Natural Gas Pipelines	13
Electric, LDC & Power	6
Marine/Shipping	3
Total	100%

KAR Long/Short Equity Fund
Common Stocks		118%
Information Technology	28%
Financials	19
Industrials	17
Consumer Staples	13
Communication Services	11
Consumer Discretionary	11
Health Care	10
Real Estate	5
Materials	4
Short-Term Investment		9
Securities Sold Short		(27)
Industrials	(6)
Real Estate	(4)
Consumer Discretionary	(7)
Information Technology	(2)
Consumer Staples	(2)
Financials	(6)
Total		100%

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—20.8%
Communication Services—1.7%
Alphabet, Inc. Class A(1)	16	$ 22
Altice USA, Inc. Class A(1)	1,341	35
Anterix, Inc.(1)	296	16
Bandwidth, Inc. Class A(1)	186	15
Cable One, Inc.	32	61
Cargurus, Inc.(1)	666	15
Charter Communications, Inc. Class A(1)	304	151
Comcast Corp. Class A	3,392	128
Facebook, Inc. Class A(1)	102	21
Liberty Broadband Corp. Class A(1)	116	14
Liberty Broadband Corp. Class C(1)	112	14
Madison Square Garden Sports Corp. Class A(1)	55	9
New York Times Co. (The) Class A	400	13
Sirius XM Holdings, Inc.	2,623	15
Spotify Technology SA(1)	102	15
TechTarget, Inc.(1)	658	15
Telecom Italia SpA/Milano(1)	51,141	20
Vodafone Group PLC	14,519	21
Zynga, Inc. Class A(1)	1,846	14
		614

Consumer Discretionary—1.1%
Carnival PLC	1,807	25
Chegg, Inc.(1)	341	15
Chipotle Mexican Grill, Inc.(1)	20	18
Choice Hotels International, Inc.	202	15
Cie Generale des Etablissements Michelin SCA	212	21
Columbia Sportswear Co.	185	13
Continental AG	257	22
Deckers Outdoor Corp.(1)	94	14
Dollar General Corp.	85	15
Dorman Products, Inc.(1)	239	15
Fox Factory Holding Corp.(1)	333	17
Garmin Ltd.	169	14
Gentex Corp.	567	14
Grand Canyon Education, Inc.(1)	173	15
Lululemon Athletica, Inc.(1)	66	15
NVR, Inc.(1)	5	16
Peugeot SA	1,562	22
Pool Corp.	65	14
Strategic Education, Inc.	96	15
Sturm Ruger & Co., Inc.	253	13
Tractor Supply Co.	149	15
Wingstop, Inc.	156	18
Yum China Holdings, Inc.	299	14
		375

Consumer Staples—0.8%
Boston Beer Co., Inc. (The) Class A(1)	36	17
	Shares	Value

Consumer Staples—continued
Brown-Forman Corp. Class B	224	$ 14
Calavo Growers, Inc.	227	13
Cal-Maine Foods, Inc.	310	13
Carrefour SA	1,283	19
Church & Dwight Co., Inc.	197	14
Clorox Co. (The)	71	13
Flowers Foods, Inc.	618	14
Freshpet, Inc.(1)	202	15
Hershey Co. (The)	93	12
Hormel Foods Corp.	268	13
J&J Snack Foods Corp.	106	13
John B Sanfilippo & Son, Inc.	157	13
Lancaster Colony Corp.	94	13
McCormick & Co., Inc.	91	14
National Beverage Corp.(1)	303	15
Sanderson Farms, Inc.	105	14
Simply Good Foods Co. (The)(1)	734	14
Tootsie Roll Industries, Inc.	342	12
WD-40 Co.	64	11
		276

Energy—0.1%
BP PLC	5,329	21
Financials—1.1%
Aon PLC	421	73
Banco Santander SA	11,100	25
Brown & Brown, Inc.	697	25
Gallagher (Arthur J.) & Co.	918	72
Intesa Sanpaolo SpA	15,831	25
Marsh & McLennan Cos., Inc.	777	76
UniCredit SpA(1)	3,170	24
Willis Towers Watson PLC	428	76
		396

Health Care—3.4%
ABIOMED, Inc.(1)	86	16
Acceleron Pharma, Inc. (1)	146	13
Agilent Technologies, Inc.	176	13
Allogene Therapeutics, Inc.(1)	628	18
Alnylam Pharmaceuticals, Inc.(1)	118	16
Amedisys, Inc.(1)	71	13
Arena Pharmaceuticals, Inc.(1)	297	15
AtriCure, Inc.(1)	409	18
Atrion Corp.	20	13
BioMarin Pharmaceutical, Inc.(1)	155	14
Bio-Rad Laboratories, Inc. Class A(1)	37	16
Bio-Techne Corp.	68	15
Cardiovascular Systems, Inc.(1)	361	15
Cerner Corp.	199	14
Change Healthcare, Inc.(1)	1,243	14
Chemed Corp.	30	13
Codexis, Inc.(1)	1,245	14
	Shares	Value

Health Care—continued
Cooper Cos., Inc. (The)	45	$ 13
Corcept Therapeutics, Inc.(1)	1,093	14
CorVel Corp.(1)	239	13
CryoPort, Inc.(1)	838	16
DENTSPLY SIRONA, Inc.	327	14
DexCom, Inc.(1)	47	16
Eagle Pharmaceuticals Inc.(1)	313	16
Eidos Therapeutics, Inc.(1)	343	16
Enanta Pharmaceuticals, Inc.(1)	259	12
Exelixis, Inc.(1)	728	18
Global Blood Therapeutics, Inc.(1)	245	19
Globus Medical, Inc. Class A(1)	300	14
Guardant Health, Inc.(1)	182	14
Haemonetics Corp.(1)	122	14
Halozyme Therapeutics, Inc.(1)	699	16
HealthStream, Inc.(1)	578	13
IDEXX Laboratories, Inc.(1)	54	15
Incyte Corp.(1)	180	18
Inspire Medical Systems, Inc.(1)	218	16
Insulet Corp.(1)	72	14
Ionis Pharmaceuticals, Inc.(1)	261	14
iRhythm Technologies, Inc.(1)	155	16
Krystal Biotech, Inc.(1)	321	15
Kura Oncology, Inc.(1)	1,397	20
LeMaitre Vascular, Inc.	664	19
LHC Group, Inc.(1)	95	12
Luminex Corp.	478	17
Madrigal Pharmaceuticals, Inc.(1)	179	15
Masimo Corp.(1)	70	15
Mesa Laboratories, Inc.	60	14
Mettler-Toledo International, Inc.(1)	19	14
Mirati Therapeutics, Inc.(1)	161	14
MyoKardia, Inc.(1)	241	15
National HealthCare Corp.	212	15
Neogen Corp.(1)	197	12
Neurocrine Biosciences, Inc.(1)	139	14
Novocure Ltd.(1)	187	12
OrthoPediatrics Corp.(1)	383	19
Penumbra, Inc.(1)	81	14
Principia Biopharma, Inc.(1)	237	15
Quest Diagnostics, Inc.	151	17
Quidel Corp.(1)	132	18
Repligen Corp.(1)	132	15
ResMed, Inc.	82	13
Rhythm Pharmaceuticals, Inc.(1)	1,238	23
Seattle Genetics, Inc.(1)	110	15
Shockwave Medical, Inc.(1)	370	15
Simulations Plus, Inc.	383	15
STAAR Surgical Co.(1)	407	16
STERIS PLC	94	13
See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Tactile Systems Technology, Inc.(1)	315	$ 16
Tandem Diabetes Care, Inc.(1)	185	15
Teladoc Health, Inc.(1)	74	12
Teleflex, Inc.	44	15
Turning Point Therapeutics, Inc.(1)	288	15
Varian Medical Systems, Inc.(1)	125	14
Veeva Systems, Inc. Class A(1)	84	16
Veracyte, Inc.(1)	553	15
Viking Therapeutics, Inc.(1)	2,785	16
Waters Corp.(1)	68	13
West Pharmaceutical Services, Inc.	86	16
Y-mAbs Therapeutics, Inc.(1)	663	22
		1,197

Industrials—6.6%
A.O. Smith Corp.	332	14
AAON, Inc.	269	13
Acuity Brands Inc.	274	24
Advanced Disposal Services, Inc.(1)	386	12
AeroVironment, Inc.(1)	235	14
Allegion PLC	1,883	189
AMETEK, Inc.	175	15
Assa Abloy AB Class B	5,302	96
Bouygues SA	701	22
Brady Corp. Class A	280	12
Carlisle Cos, Inc.	102	12
Carrier Global Corp.(1)	657	12
Cie de Saint-Gobain	2,473	66
Cintas Corp.	71	16
Copart, Inc.(1)	176	14
CoStar Group, Inc.(1)	21	14
CSW Industrials, Inc.	239	16
Daikin Industries Ltd.	900	115
Donaldson Co., Inc.	337	15
Encore Wire Corp.	294	13
Equifax, Inc.	992	138
ESCO Technologies, Inc.	171	13
Expeditors International of Washington, Inc.	194	14
Experian PLC	3,735	112
Exponent, Inc.	178	12
Fastenal Co.	395	14
Forward Air Corp.	246	13
Graco, Inc.	268	12
Heartland Express, Inc.	689	13
HEICO Corp.	164	14
HEICO Corp. Class A	190	14
IDEX Corp.	94	14
IHS Markit Ltd.	209	14
Johnson Controls International PLC	1,515	44
Kingspan Group PLC	1,343	68
Kone OYJ Class B	1,313	80
L3Harris Technologies, Inc.	69	13
	Shares	Value

Industrials—continued
Landstar System, Inc.	131	$ 13
Lennox International, Inc.	329	61
Lincoln Electric Holdings, Inc.	181	15
Mercury Systems, Inc.(1)	178	16
MSA Safety, Inc.	129	14
MSC Industrial Direct Co., Inc. Class A	237	14
National Presto Industries, Inc.	209	17
Nordson Corp.	91	15
Old Dominion Freight Line, Inc.	94	14
Otis Worldwide Corp.(1)	328	17
Proto Labs, Inc.(1)	168	17
Raven Industries, Inc.	673	15
Raytheon Technologies Corp.	684	44
Republic Services, Inc.	165	13
Robert Half International, Inc.	310	15
Rollins, Inc.	348	14
Safran SA(2)(3)	246	23
Schindler Holding AG	327	73
Schneider Electric SE	746	68
Siemens AG	229	21
Signify NV	2,286	47
Simpson Manufacturing Co., Inc.	209	15
Snap-on, Inc.	116	15
Teledyne Technologies, Inc.(1)	44	14
Toro Co. (The)	197	13
Trane Technologies PLC	1,638	143
TransUnion	1,422	112
Trex Co., Inc.(1)	144	14
UniFirst Corp.	88	15
Verisk Analytics, Inc.	89	14
Vicor Corp.(1)	319	17
WABCO Holdings, Inc.(1)	93	12
Watsco, Inc.	444	71
Watts Water Technologies, Inc. Class A	155	13
Xylem, Inc.	190	14
		2,334

Information Technology—5.2%
Acacia Communications, Inc.(1)	186	13
Adobe, Inc.(1)	59	21
Akamai Technologies, Inc.(1)	136	13
Alarm.com Holdings, Inc.(1)	314	14
Ambarella, Inc.(1)	260	14
Amdocs Ltd.	233	15
Amphenol Corp. Class A	169	15
ANSYS, Inc.(1)	55	14
Appfolio, Inc. Class A(1)	118	13
Arista Networks, Inc.(1)	95	21
Aspen Technology, Inc.(1)	130	13
Atlassian Corp. PLC Class A(1)	87	14
	Shares	Value

Information Technology—continued
Automatic Data Processing, Inc.	158	$ 23
Avalara, Inc.(1)	158	14
Badger Meter, Inc.	248	15
Black Knight, Inc.(1)	218	15
Booz Allen Hamilton Holding Corp.	180	13
Broadcom, Inc.	181	49
Broadridge Financial Solutions, Inc.	134	16
Cadence Design Systems, Inc.(1)	195	16
CDW Corp.	188	21
CGI, Inc.(1)	364	23
Citrix Systems, Inc.	87	13
Cognex Corp.	280	15
Constellation Software, Inc.	24	23
DocuSign, Inc.(1)	145	15
Dolby Laboratories, Inc. Class A	233	14
EPAM Systems, Inc.(1)	68	15
F5 Networks, Inc.(1)	116	16
Fair Isaac Corp.(1)	42	15
Five9, Inc.(1)	162	15
Global Payments, Inc.	134	22
Guidewire Software, Inc.(1)	152	14
Intelligent Systems Corp.(1)	497	17
Intuit, Inc.	84	23
IPG Photonics Corp.(1)	115	15
Jack Henry & Associates, Inc.	83	14
Keysight Technologies, Inc.(1)	214	21
KLA Corp.	124	20
LiveRamp Holdings, Inc.(1)	380	14
LogMeIn, Inc.	150	13
Lumentum Holdings, Inc.(1)	611	49
Manhattan Associates, Inc.(1)	236	17
ManTech International Corp. Class A	170	13
Mastercard, Inc. Class A	75	21
Maxim Integrated Products, Inc.	255	14
MAXIMUS, Inc.	223	15
MediaTek, Inc.	4,000	55
Micron Technology, Inc.(1)	2,597	124
Microsoft Corp.	116	21
Mitek Systems, Inc.(1)	1,983	18
Monolithic Power Systems, Inc.	77	15
Murata Manufacturing Co. Ltd.	900	51
National Instruments Corp.	391	15
NIC, Inc.	571	14
Okta, Inc.(1)	101	15
Open Text Corp.	608	23
Pegasystems, Inc.	171	14
Power Integrations, Inc.	139	14
Qorvo, Inc.(1)	559	55
QUALCOMM, Inc.	629	49
See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Qualys, Inc.(1)	143	$ 15
RingCentral, Inc. Class A(1)	51	12
Samsung Electronics Co. Ltd.	2,457	101
SK Hynix, Inc.	1,533	105
Skyworks Solutions, Inc.	650	68
Smartsheet, Inc. Class A(1)	287	15
SPS Commerce, Inc.(1)	280	16
SS&C Technologies Holdings, Inc.	373	21
Synopsys, Inc.(1)	100	16
Twilio Inc. Class A(1)	129	14
Tyler Technologies, Inc.(1)	43	14
Universal Display Corp.	92	14
Varonis Systems, Inc.(1)	194	13
VeriSign, Inc.(1)	69	14
Win Semiconductors Corp.	5,000	45
Xilinx, Inc.	162	14
Zscaler, Inc.(1)	213	14
		1,822

Materials—0.6%
AptarGroup, Inc.	130	14
ArcelorMittal SA	2,115	23
Balchem Corp.	130	12
BHP Group PLC	1,230	21
Johnson Matthey PLC	823	21
NewMarket Corp.	32	13
Newmont Corp.	264	16
Novagold Resources, Inc.(1)	1,585	18
Rio Tinto PLC	421	19
Royal Gold, Inc.	135	16
Sensient Technologies Corp.	292	14
Vulcan Materials Co.	129	14
		201

Real Estate—0.1%
RMR Group, Inc. (The) Class A	572	17
SBA Communications, Corp.	46	13
		30

Utilities—0.1%
Atmos Energy Corp.	127	13
El Paso Electric Co.	188	13
		26

Total Common Stocks (Identified Cost $7,095)		7,292

Exchange-Traded Fund—0.9%
iShares JP Morgan USD Emerging Markets Bond ETF(4)	3,265	328
Total Exchange-Traded Fund (Identified Cost $353)		328

	Shares	Value

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $85)		$ 43

Total Long-Term Investments—21.8% (Identified Cost $7,533)		7,663

Short-Term Investment—47.3%
Money Market Mutual Fund—47.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.170%)(4)	16,579,443	16,579
Total Short-Term Investment (Identified Cost $16,579)		16,579

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—69.1% (Identified Cost $24,112)		24,242

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums received $50)		(30)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—69.0% (Identified Cost $24,062)		$24,212
Other assets and liabilities, net—31.0%		10,854
NET ASSETS—100.0%		$35,066

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
QTR	Quarterly
TERM	Payment Frequency at Termination

Footnote Legend:
(1)	Non-income producing.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(3)	Non-tradable security.
(4)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Soc Gen	Societe Generale

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	China Yuan
CZK	Czech koruna
EUR	Euro
GBP	United Kingdom Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

Country Weightings†
United States	91%
Ireland	3
France	1
South Korea	1
Japan	1
United Kingdom	1
Jersey	1
Other	1
Total	100%
† % of total investments, net of written options, as of April 30, 2020.
See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
Open purchased option contracts as of April 30, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
Swiss Market Index	JPM	10	$ 950	$9,500.00	06/19/20	$ 43
Put Options
Put USD 295 versus Call TRY 1,180	CITI	295,000	1,180	4.00	05/04/20	— (2)
Put USD 590 versus Call TRY 2,360	CITI	590,000	2,360	4.00	06/04/20	— (2)
Total						$ 43

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open written option contracts as of April 30, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option
Swiss Market Index	JPM	10	$950	$9,500.00	06/19/20	$(30)
Total						$(30)

Footnote Legend:
(1)	Strike price not reported in thousands.

Futures contracts as of April 30, 2020 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
TOPIX Index Future	June 2020	(4)	$ (542)	$ (18)
30 Year U.S. Ultra Treasury Bond Future	June 2020	26	5,844	239
E-Mini Consumer Staples Select Sector Future	June 2020	12	700	(23)
E-mini Russell 2000®Index Future	June 2020	(55)	(3,593)	(500)
Euro Stoxx 50® Future	June 2020	8	253	— (1)
MSCI Emerging Markets Index Future	June 2020	20	906	101
MSCI Industrials Future	June 2020	(17)	(531)	(33)
MSCI World Index Future	June 2020	(17)	(1,028)	(97)
S&P 500® Index E-Mini Future	June 2020	9	1,306	50
Stoxx ® Europe Mid 200 Index Future	June 2020	10	219	43
Stoxx ® Europe Mid 600 Index Future	June 2020	(20)	(369)	(37)
5 Year U.S. Treasury Note Future	June 2020	52	6,525	20
Total				$(255)

Footnote Legend:
(1)	Amount is less than $500.

See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
Forward foreign currency exchange contracts as of April 30, 2020 were as follows:
Currency Purchased	Value (1)	Currency Sold	Value (1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD (2)	209	USD	137	CITI	05/18/20	$—	$(1)
AUD (2)	419	USD	275	JPM	05/18/20	—	(2)
AUD (2)	209	USD	137	Soc Gen	05/18/20	—	(1)
AUD (2)	420	JPY	28,454	CITI	06/19/20	8	—
BRL (2)	716	USD	141	JPM	06/19/20	—	(10)
CLP (2)	347,760	USD	420	GS	05/05/20	—	(3)
CLP (2)	121,917	USD	142	ML	05/05/20	5	—
CLP (2)	19,228	USD	23	ML	05/05/20	— (3)	—
CNH (2)	4,200	USD	599	CITI	10/15/20	—	(8)
CNH (2)	3,763	USD	531	GS	10/15/20	—	(2)
EUR (2)	565	USD	614	JPM	05/18/20	5	—
GBP (2)	126	USD	157	ML	05/18/20	2	—
IDR (2)	2,228,688	USD	141	ML	05/18/20	9	—
INR (2)	10,875	USD	141	ML	05/18/20	4	—
JPY (2)	201,167	AUD	3,025	GS	06/19/20	—	(96)
JPY (2)	199,507	AUD	3,025	JPM	06/19/20	—	(111)
JPY (2)	218,617	USD	2,120	GS	06/19/20	—	(81)
JPY (2)	416,653	USD	3,900	JPM	06/19/20	—	(15)
KRW (2)	745,000	USD	619	BNP	07/15/20	—	(7)
MXN (2)	3,417	USD	141	CITI	05/18/20	1	—
RUB (2)	10,574	USD	141	JPM	05/18/20	1	—
SGD (2)	552	USD	391	JPM	05/18/20	—	(—) (3)
SGD (2)	184	USD	130	Soc Gen	05/18/20	—	(—) (3)
USD (2)	396	CLP	319,981	GS	05/05/20	13	—
USD (2)	188	CLP	151,941	ML	05/05/20	6	—
USD (2)	993	AUD	1,579	ML	05/18/20	—	(36)
USD (2)	141	CZK	3,487	BNP	05/18/20	—	(—) (3)
USD (2)	1,193	EUR	1,094	ML	05/18/20	—	(6)
USD (2)	247	GBP	197	ML	05/18/20	—	(2)
USD (2)	141	HUF	45,352	JPM	05/18/20	—	(—) (3)
USD (2)	94	JPY	10,132	JPM	05/18/20	—	(—) (3)
USD (2)	141	SEK	1,414	JPM	05/18/20	—	(5)
USD (2)	965	SGD	1,376	Soc Gen	05/18/20	—	(11)
USD (2)	142	CLP	121,734	ML	06/19/20	—	(4)
USD (2)	118	GBP	96	GS	06/19/20	—	(3)
USD (2)	1,650	JPY	175,738	BNP	06/19/20	11	—
USD (2)	135	JPY	14,887	CITI	06/19/20	—	(4)
USD (2)	48	JPY	5,145	JPM	06/19/20	—	(—) (3)
USD (2)	550	JPY	58,545	ML	06/19/20	4	—
USD (2)	175	JPY	19,079	ML	06/19/20	—	(3)
USD (2)	141	KRW	170,001	ML	06/19/20	1	—
USD (2)	92	TWD	2,754	JPM	06/19/20	—	(—) (3)
USD (2)	1,225	KRW	1,497,412	JPM	07/15/20	—	(6)
USD (2)	1,571	CNH	11,100	CITI	10/15/20	9	—
Total						$79	$(417)

Footnote Legend:
(1)	Reported in thousands.
(2)	Non deliverable forward. See Note 3b.
(3)	Amount is less than $500.

See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
Centrally Cleared credit default swaps - sell protection(1) outstanding as of April 30, 2020 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
iTRAXX Europe	QTR	JPM	5.000%	12/20/24	2,454	EUR	$ 45	$285	$—	$(240)
CDX North American High Yield Index	QTR	JPM	5.000%	06/20/25	1,840	USD	(86)	(97)	11	—
Total							$(41)	$188	$11	$(240)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared inflation swaps outstanding as of April 30, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
3.591% (1)	1-Month-UKRPI	TERM	JPM	05/15/29	1,492	GBP	$ 105	$—	$105	$ —
3.513% (1)	1-Month-UKRPI	TERM	JPM	12/15/29	500	GBP	26	—	26	—
3.538% (1)	1-Month-UKRPI	TERM	JPM	12/15/29	325	GBP	19	—	19	—
1.808% (2)	1-Month-USCPI	TERM	JPM	01/14/25	938	USD	(47)	—	—	(47)
1.805% (2)	1-Month-USCPI	TERM	JPM	01/14/25	285	USD	(14)	—	—	(14)
1.821% (2)	1-Month-USCPI	TERM	JPM	01/15/25	2,767	USD	(141)	—	—	(141)
Total							$ (52)	$—	$150	$(202)

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.

Centrally cleared interest rate swaps outstanding as of April 30, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.998% (1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	3,600	CNY	$ 29	$—	$ 29	$—
2.975% (1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	7,300	CNY	58	—	58	—
2.300% (1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	5,100	CNY	17	—	17	—
Total							$104	$—	$104	$—

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.
See Notes to Financial Statements

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
Over-the-counter total return swaps outstanding as of April 30, 2020 were as follows:
Referenced Entity	Floating Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
MSCI World Industrials Net Total Return USD Index	1-Month LIBOR	Monthly	CITI	09/08/20	584	USD	$(24)	$—	$—	$(24)
CenturyLink, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	33	USD	7	—	7	—
Walt Disney Co.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	38	USD	10	—	10	—
Fox Corp.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	11	—	11	—
Netflix, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	39	USD	(10)	—	—	(10)
AT&T, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	73	USD	15	—	15	—
Verizon Communications, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	75	USD	2	—	2	—
ViacomCBS, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	37	USD	23	—	23	—
Discovery, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	11	—	11	—
Total							$ 45	$—	$79	$(34)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
The following table summarizes the market value of the Fund’s investments as of April 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$ 7,292	$ 6,797	$ 495
Exchange-Traded Fund	328	328	—
Money Market Mutual Fund	16,579	16,579	—
Other Financial Instruments:
Purchased Options	43	43	—
Futures Contracts	453	453	—
Forward Foreign Currency Exchange Contracts	79	—	79
Centrally Cleared Inflation Swaps	150	—	150
Centrally Cleared Interest Rate Swaps	104	—	104
Over-the-Counter Total Return Swaps	79	—	79
Centrally Cleared Credit Default Swap	45	—	45
Total Assets	25,152	24,200	952
Liabilities:
Other Financial Instruments:
Written Options	(30)	(30)	—
Futures Contracts	(708)	(708)	—
Forward Foreign Currency Exchange Contracts	(417)	—	(417)
Centrally Cleared Inflation Swaps	(202)	—	(202)
Centrally Cleared Credit Default Swap	(86)	—	(86)
Over-the-Counter Total Return Swaps	(34)	—	(34)
Total Liabilities	(1,477)	(738)	(739)
Total Investments	$23,675	$23,462	$ 213
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2020.
There were no transfers into or out of Level 3 related to securities held at April 30, 2020.
See Notes to Financial Statements

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
($ reported in thousands)
	Shares	Value
Master Limited Partnerships and Related Companies—98.9%
Diversified—30.7%
Energy Transfer LP	24,719	$ 208
Enterprise Products Partners LP	22,085	388
Keyera Corp.	7,620	113
Kinder Morgan, Inc.	23,140	352
MPLX LP	10,321	187
ONEOK, Inc.	6,585	197
Pembina Pipeline Corp.	6,440	148
		1,593

Downstream/Other—15.3%
Cheniere Energy, Inc.(1)	10,017	468
Delek US Holdings, Inc.	2,230	52
Marathon Petroleum Corp.	3,550	114
Phillips 66	2,150	157
		791

Electric, LDC & Power—6.2%
NextEra Energy Partners LP	3,210	161
Sempra Energy	1,300	161
		322

Gathering/Processing—15.0%
Antero Midstream Corp.	18,550	88
CNX Midstream Partners LP	9,500	72
Hess Midstream LP Class A	10,090	176
Rattler Midstream LP	19,370	132
Targa Resources Corp.	23,900	310
		778

	Shares	Value

Marine/Shipping—2.6%
GasLog Ltd.	10,840	$ 50
Golar LNG Ltd.(1)	11,840	84
		134

Natural Gas Pipelines—12.9%
TC Energy Corp.	4,850	225
Williams Cos., Inc. (The)	22,770	441
		666

Petroleum Transportation & Storage—16.2%
Enbridge, Inc.	5,500	169
Genesis Energy LP	9,365	56
Magellan Midstream Partners LP	5,770	237
Phillips 66 Partners LP	2,000	85
Plains GP Holdings LP Class A	31,934	294
		841

Total Master Limited Partnerships and Related Companies (Identified Cost $6,995)		5,125

Total Long-Term Investments—98.9% (Identified Cost $6,995)		5,125

TOTAL INVESTMENTS—98.9% (Identified Cost $6,995)		$5,125
Other assets and liabilities, net—1.1%		56
NET ASSETS—100.0%		$5,181

Abbreviation:
LP	Limited Partnership

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	84%
Canada	13
Bermuda	3
Total	100%
† % of total investments as of April 30, 2020.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	36%
Midstream MLP	24
Embedded General Partner	22
MLP Affiliates & Other	18
Total	100%
† % of total investments as of April 30, 2020.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
See Notes to Financial Statements

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$5,125	$5,125
Total Investments	$5,125	$5,125
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2020.
There were no transfers into or out of Level 3 related to securities held at April 30, 2020.
See Notes to Financial Statements

KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—90.6%
Communication Services—8.6%
Alphabet, Inc. Class C(1)(2)	2,315	$ 3,123
Auto Trader Group plc	366,248	2,116
		5,239

Consumer Discretionary—8.2%
Home Depot, Inc. (The)	9,557	2,101
Pool Corp.	9,420	1,994
Trip.com Group Ltd. ADR(1)	34,500	889
		4,984

Consumer Staples—10.0%
Grocery Outlet Holding Corp.(1)	47,463	1,579
Hormel Foods Corp.	16,991	796
Lamb Weston Holdings, Inc.	43,873	2,692
Monster Beverage Corp.(1)	15,987	988
		6,055

Financials—14.9%
Berkley (W.R.) Corp.	34,566	1,867
Moelis & Co. Class A	28,789	860
Moody’s Corp.	7,252	1,769
Primerica, Inc.(2)	26,653	2,769
SEI Investments Co.	35,431	1,805
		9,070

Health Care—7.6%
Mettler-Toledo International, Inc.(1)	2,355	1,696
Silk Road Medical, Inc.(1)	26,956	1,129
Zoetis, Inc.	13,736	1,776
		4,601

Industrials—12.7%
CoreLogic, Inc.	46,891	1,801
Lennox International, Inc.	7,104	1,326
Old Dominion Freight Line, Inc.	9,330	1,356
TransUnion	19,583	1,543
Verisk Analytics, Inc.(2)	11,092	1,695
		7,721

Information Technology—21.7%
Avalara, Inc.(1)	16,633	1,486
CDW Corp.(2)	15,865	1,758
DocuSign, Inc.(1)	13,593	1,424
Intuit, Inc.(2)	6,776	1,828
Jack Henry & Associates, Inc.(2)	12,158	1,988
Trade Desk, Inc. (The) Class A(1)	8,192	2,397
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	12,917	$ 2,309
		13,190

Materials—3.0%
Scotts Miracle-Gro Co. (The)	14,908	1,849
Real Estate—3.9%
Lamar Advertising Co. Class A	40,939	2,360
Total Common Stocks (Identified Cost $53,823)		55,069

Total Long-Term Investments—90.6% (Identified Cost $53,823)		55,069

Short-Term Investment—6.8%
Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.170%)(3)	4,144,921	4,145
Total Short-Term Investment (Identified Cost $4,145)		4,145

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—97.4% (Identified Cost $57,968)		59,214

Securities Sold Short(4)—(20.6)%
Consumer Discretionary—(5.1)%
Beazer Homes USA, Inc.(5)	(29,289)	(206)
Century Communities, Inc.(5)	(41,175)	(882)
H&R Block, Inc.	(40,523)	(675)
Kontoor Brands, Inc.	(26,650)	(517)
Office Depot, Inc.	(372,000)	(826)
		(3,106)

Consumer Staples—(1.3)%
Flowers Foods, Inc.	(34,281)	(764)
Financials—(5.0)%
Focus Financial Partners, Inc. Class A(5)	(37,248)	(889)
LendingClub Corp.(5)	(85,838)	(658)
Third Point Reinsurance, Ltd.(5)	(94,027)	(699)
	Shares	Value

Financials—continued
Waddell & Reed Financial, Inc. Class A	(56,700)	$ (825)
		(3,071)

Industrials—(4.9)%
ACCO Brands Corp.	(123,383)	(913)
Allison Transmission Holdings, Inc.	(4,061)	(148)
ArcBest Corp.	(15,355)	(313)
Deluxe Corp.	(22,327)	(629)
Herc Holdings, Inc.(5)	(10,750)	(303)
Textainer Group Holdings Ltd.(5)	(47,300)	(415)
Werner Enterprises, Inc.	(6,747)	(271)
		(2,992)

Information Technology—(1.4)%
Endurance International Group Holdings, Inc.(5)	(322,003)	(826)
Real Estate—(2.9)%
Paramount Group, Inc.	(76,579)	(739)
Regency Centers Corp.	(15,894)	(698)
Retail Opportunity Investments Corp.	(32,481)	(315)
		(1,752)

Total Securities Sold Short (Proceeds $(14,681))		(12,511)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—76.8% (Identified Cost $43,287)		$ 46,703
Other assets and liabilities, net—23.2%		14,083
NET ASSETS—100.0%		$ 60,786

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Financial Statements

KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 55,069	$ 55,069
Money Market Mutual Fund	4,145	4,145
Total Assets	59,214	59,214
Liabilities:
Equity Securities:
Common Stocks	(12,511)	(12,511)
Total Liabilities	(12,511)	(12,511)
Total Investments	$ 46,703	$ 46,703
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2020.
There were no transfers into or out of Level 3 related to securities held at April 30, 2020.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020
(Reported in thousands except shares and per share amounts)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Assets
Investment in securities at value(1)	$24,242	$ 5,125	$59,214
Foreign currency at value(2)	523	—	— (a)
Cash	2,598	16	—
Segregated cash	90	—	—
Collateral pledged for futures contracts	1,165	—	—
Deposits with prime broker	4,596	—	14,602
Margin due from counterparty on cleared swaps	604	—	—
Variation margin receivable on futures contracts	180	—	—
Swaps at value(3)	378	—	—
Unrealized appreciation on forward foreign currency exchange contracts	79	—	—
Receivables
Investment securities sold	1,956	23	—
Fund shares sold	7	3	437
Receivable from adviser	—	4	—
Dividends and interest	5	34	7
Tax reclaims	8	—	—
Prepaid Trustees’ retainer	1	— (a)	1
Prepaid expenses	34	18	45
Other assets	3	— (a)	5
Total assets	36,469	5,223	74,311
Liabilities
Written options at value(4)	30	—	—
Securities sold short(5)	—	—	12,511
Variation margin payable on futures contracts	82	—	—
Swaps at value(3)	322	—	—
Unrealized depreciation on forward foreign currency exchange contracts	417	—	—
Payables
Fund shares repurchased	89	—	904
Investment securities purchased	359	12	4
Dividend distributions	—	—	15
Investment advisory fees	20	—	46
Distribution and service fees	1	— (a)	— (a)
Administration and accounting fees	4	1	6
Transfer agent and sub-transfer agent fees and expenses	6	— (a)	7
Professional fees	29	25	19
Trustee deferred compensation plan	3	— (a)	5
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	41	4	8
Total liabilities	1,403	42	13,525
Net Assets	$35,066	$ 5,181	$60,786
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$37,866	$ 8,527	$57,399
Accumulated earnings (loss)	(2,800)	(3,346)	3,387
Net Assets	$35,066	$ 5,181	$60,786

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020
(Reported in thousands except shares and per share amounts)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Assets:
Class A	$ 1,618	$ 281	$ 343
Class C	$ 668	$ 85	$ 389
Class I	$ 32,671	$ 4,815	$ 56,459
Class R6	$ 109	$ —	$ 3,595
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	168,497	49,413	25,843
Class C	71,074	15,148	29,641
Class I	3,388,463	859,560	4,242,860
Class R6	11,271	—	270,000
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.60	$ 5.69	$ 13.26
Class C	$ 9.40	$ 5.62	$ 13.12
Class I	$ 9.64	$ 5.60	$ 13.31
Class R6	$ 9.65	$ —	$ 13.32
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.19	$ 6.04	$ 14.07
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 24,112	$ 6,995	$ 57,968
(2) Foreign currency at cost	$ 518	$ —	$ —
(3) Includes premiums paid (received) on centrally cleared credit default swaps	$ 188	$ —	$ —
(4) Written options premiums received	$ 50	$ —	$ —
(5) Securities sold short proceeds	$ —	$ —	$ 14,681

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED April 30, 2020
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Investment Income
Dividends	$ 233	$ 169	$ 219
Less: return of capital distributions	—	(138)	—
Interest	40	1	—
Foreign taxes withheld	(9)	(2)	—
Total investment income	264	30	219
Expenses
Investment advisory fees	245	23	257
Distribution and service fees, Class A	2	1	— (1)
Distribution and service fees, Class C	4	1	2
Administration and accounting fees	23	6	25
Transfer agent fees and expenses	8	1	9
Sub-transfer agent fees and expenses, Class A	— (1)	— (1)	— (1)
Sub-transfer agent fees and expenses, Class C	— (1)	— (1)	— (1)
Sub-transfer agent fees and expenses, Class I	7	— (1)	22
Custodian fees	8	— (1)	— (1)
Printing fees and expenses	12	3	7
Professional fees	35	15	13
Interest expense and/or commitment fees	— (1)	— (1)	— (1)
Registration fees	32	25	39
Trustees’ fees and expenses	2	— (1)	1
Miscellaneous expenses	4	1	2
Total expenses	382	76	377
Dividend expense and interest expense on securities sold short	—	—	123
Total expenses, including dividend and interest expense on securities sold short	382	76	500
Less net expenses reimbursed and/or waived by investment adviser(2)	(105)	(46)	(58)
Net expenses	277	30	442
Net investment income (loss)	(13)	— (1)	(223)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED April 30, 2020
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	$ (913)	$ (709)	$ 201
Foreign currency transactions	(55)	— (1)	(2)
Forward foreign currency transactions	2	—	—
Written options	(363)	—	—
Futures	1,757	—	—
Swaps	(530)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(59)	(1,423)	(135)
Securities sold short	—	—	2,076
Foreign currency transactions	1	— (1)	—
Forward foreign currency transactions	(199)	—	—
Written options	32	—	—
Futures	(373)	—	—
Swaps	86	—	—
Net realized and unrealized gain (loss) on investments	(614)	(2,132)	2,140
Net increase (decrease) in net assets resulting from operations	$ (627)	$(2,132)	$1,917

(1)	Amount is less than $500.
(2)	See Note 4A and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund		Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (13)	$ 495	$ —(1)	$ 67
Net realized gain (loss)	(102)	(1,481)	(709)	(425)
Net change in unrealized appreciation (depreciation)	(512)	1,657	(1,423)	(328)
Increase (decrease) in net assets resulting from operations	(627)	671	(2,132)	(686)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(50)	(5)	(24)
Class C	—	(19)	(1)	(3)
Class I	(52)	(1,589)	(104)	(139)
Class R6	(—) (1)	(3)	—	—
Return of Capital:
Class A	—	—	—	(32)
Class C	—	—	—	(5)
Class I	—	—	—	(188)
Total Dividends and Distributions to Shareholders	(52)	(1,661)	(110)	(391)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	96	(1,004)	117	474
Class C	(287)	(630)	(4)	3
Class I	(966)	(39,524)	2,482	(25)
Class R6	6	— (1)	—	—
Increase (decrease) in net assets from capital transactions	(1,151)	(41,158)	2,595	452
Net increase (decrease) in net assets	(1,830)	(42,148)	353	(625)
Net Assets
Beginning of period	36,896	79,044	4,828	5,453
End of Period	$ 35,066	$ 36,896	$ 5,181	$ 4,828

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Long/Short Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)	From Inception December 06, 2018 to October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (223)	$ (72)
Net realized gain (loss)	199	197
Net change in unrealized appreciation (depreciation)	1,941	1,474
Increase (decrease) in net assets resulting from operations	1,917	1,599
Dividends and Distributions to Shareholders
Class A	— (1)	—
Class C	(1)	—
Class I	(115)	—
Class R6	(13)	—
Total Dividends and Distributions to Shareholders	(129)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	209	107
Class C	278	109
Class I	36,989	17,007
Class R6	—	2,700
Increase (decrease) in net assets from capital transactions	37,476	19,923
Net increase (decrease) in net assets	39,264	21,522
Net Assets
Beginning of period	21,522	—
End of Period	$ 60,786	$ 21,522

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Aviva Multi-Strategy Target Return Fund
Class A
11/1/19 to 4/30/20(5)	$ 9.75	(0.01)	(0.14)	(0.15)	—	—	—	—	(0.15)	$ 9.60	(1.54) %	$ 1,618	1.69%	2.27%	(0.28) %	118%
11/1/18 to 10/31/19	9.65	0.08	0.23	0.31	(0.13)	—	(0.08)	(0.21)	0.10	9.75	3.38	1,558	1.69	2.15	0.81	185
11/1/17 to 10/31/18	9.74	0.04	(0.12)	(0.08)	(0.01)	—	—	(0.01)	(0.09)	9.65	(0.79)	2,580	1.69	2.01	0.41	113
11/1/16 to 10/31/17	9.71	(0.01)	0.07	0.06	(0.01)	—	(0.02)	(0.03)	0.03	9.74	0.63	2,873	1.69	2.14	(0.09)	106
11/1/15 to 10/31/16	10.02	(0.06)	(0.19)	(0.25)	(0.02)	—	(0.04)	(0.06)	(0.31)	9.71	(2.51)	4,847	1.72 (6)(7)	2.31	(0.65)	129
7/20/15 (8) to 10/31/15	10.00	(0.04)	0.06	0.02	—	—	—	—	0.02	10.02	0.20	863	1.80	4.07	(1.40)	1
Class C
11/1/19 to 4/30/20(5)	$ 9.58	(0.05)	(0.13)	(0.18)	—	—	—	—	(0.18)	$ 9.40	(1.88) %	$ 668	2.44%	3.00%	(0.99) %	118%
11/1/18 to 10/31/19	9.46	0.01	0.23	0.24	(0.04)	—	(0.08)	(0.12)	0.12	9.58	2.63	966	2.44	2.88	0.08	185
11/1/17 to 10/31/18	9.61	(0.03)	(0.12)	(0.15)	— (9)	—	—	— (9)	(0.15)	9.46	(1.54)	1,597	2.44	2.72	(0.34)	113
11/1/16 to 10/31/17	9.62	(0.08)	0.07	(0.01)	—	—	—	—	(0.01)	9.61	(0.10)	2,637	2.44	2.89	(0.85)	106
11/1/15 to 10/31/16	10.00	(0.13)	(0.20)	(0.33)	(0.01)	—	(0.04)	(0.05)	(0.38)	9.62	(3.26)	4,655	2.46 (6)(7)	3.09	(1.40)	129
7/20/15 (8) to 10/31/15	10.00	(0.06)	0.06	—	—	—	—	—	—	10.00	0.00	448	2.55	4.63	(2.15)	1
Class I
11/1/19 to 4/30/20(5)	$ 9.79	— (9)	(0.14)	(0.14)	(0.01)	—	—	(0.01)	(0.15)	$ 9.64	(1.29) %	$ 32,671	1.44%	2.00%	(0.04) %	118%
11/1/18 to 10/31/19	9.70	0.10	0.23	0.33	(0.16)	—	(0.08)	(0.24)	0.09	9.79	3.59	34,268	1.44	1.89	1.07	185
11/1/17 to 10/31/18	9.77	0.06	(0.11)	(0.05)	(0.02)	—	—	(0.02)	(0.07)	9.70	(0.52)	74,764	1.44	1.74	0.66	113
11/1/16 to 10/31/17	9.74	0.02	0.07	0.09	(0.04)	—	(0.02)	(0.06)	0.03	9.77	0.92	102,802	1.44	1.88	0.16	106
11/1/15 to 10/31/16	10.03	(0.04)	(0.19)	(0.23)	(0.02)	—	(0.04)	(0.06)	(0.29)	9.74	(2.30)	113,343	1.47 (6)(7)	2.08	(0.41)	129
7/20/15 (8) to 10/31/15	10.00	(0.03)	0.06	0.03	—	—	—	—	0.03	10.03	0.30	53,325	1.55	3.24	(1.15)	1
Class R6
11/1/19 to 4/30/20(5)	$ 9.80	— (9)	(0.13)	(0.13)	(0.02)	—	—	(0.02)	(0.15)	$ 9.65	(1.34) %	$ 109	1.38%	1.96%	0.01%	118%
11/1/18 to 10/31/19	9.71	0.11	0.22	0.33	(0.16)	—	(0.08)	(0.24)	0.09	9.80	3.64	104	1.38	1.84	1.15	185
11/1/17 to 10/31/18	9.77	0.07	(0.11)	(0.04)	(0.02)	—	—	(0.02)	(0.06)	9.71	(0.41)	103	1.38	1.70	0.72	113
11/3/16 (8) to 10/31/17	9.65	0.02	0.16	0.18	(0.04)	—	(0.02)	(0.06)	0.12	9.77	1.87	102	1.39	1.84	0.21	106

Duff & Phelps Select MLP and Energy Fund
Class A
11/1/19 to 4/30/20(5)	$ 8.09	0.01	(2.31)	(2.30)	(0.10)	—	—	(0.10)	(2.40)	$ 5.69	(28.46) %	$ 281	1.40% (10)	3.26%	0.42%	24%
11/1/18 to 10/31/19	9.26	0.14	(0.82)	(0.68)	(0.12)	(0.37)	—	(0.49)	(1.17)	8.09	(7.22)	447	1.40 (10)	2.59	1.56	82
11/1/17 to 10/31/18	9.39	0.02	0.07	0.09	(0.17)	(0.05)	—	(0.22)	(0.13)	9.26	0.79	321	1.45 (6)	2.87	0.21	29
11/1/16 to 10/31/17	9.57	— (9)	0.02	0.02	(0.10)	(0.10)	—	(0.20)	(0.18)	9.39	0.06	333	1.55	4.75	0.01	32
11/1/15 to 10/31/16	9.79	0.06	(0.10)	(0.04)	(0.08)	(0.10)	—	(0.18)	(0.22)	9.57	(0.17)	226	1.56 (7)	6.20	0.69	33
9/9/15 (8) to 10/31/15	10.00	0.01	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)	102	1.55	10.70	1.00	0
Class C
11/1/19 to 4/30/20(5)	$ 8.01	(0.02)	(2.28)	(2.30)	(0.09)	—	—	(0.09)	(2.39)	$ 5.62	(28.78) %	$ 85	2.15% (10)	4.01%	(0.70) %	24%
11/1/18 to 10/31/19	9.20	(0.03)	(0.70)	(0.73)	(0.09)	(0.37)	—	(0.46)	(1.19)	8.01	(7.84)	126	2.16 (10)	3.36	(0.32)	82
11/1/17 to 10/31/18	9.36	(0.05)	0.05	—	(0.11)	(0.05)	—	(0.16)	(0.16)	9.20	(0.13)	143	2.21 (6)	3.61	(0.55)	29
11/1/16 to 10/31/17	9.54	(0.07)	0.01	(0.06)	(0.02)	(0.10)	—	(0.12)	(0.18)	9.36	(0.69)	145	2.30	5.47	(0.74)	32
11/1/15 to 10/31/16	9.78	(0.01)	(0.09)	(0.10)	(0.04)	(0.10)	—	(0.14)	(0.24)	9.54	(0.93)	128	2.31 (7)	6.93	(0.06)	33
9/9/15 (8) to 10/31/15	10.00	— (9)	(0.22)	(0.22)	—	—	—	—	(0.22)	9.78	(2.20)	98	2.30	11.41	0.25	0
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps Select MLP and Energy Fund (Continued)
Class I
11/1/19 to 4/30/20(5)	$ 7.99	— (9)	(2.27)	(2.27)	(0.12)	—	—	(0.12)	(2.39)	$ 5.60	(28.41) %	$ 4,815	1.15% (10)	2.96%	(0.07) %	24%
11/1/18 to 10/31/19	9.25	0.05	(0.70)	(0.65)	(0.24)	(0.37)	—	(0.61)	(1.26)	7.99	(6.98)	4,255	1.16 (10)	2.31	0.62	82
11/1/17 to 10/31/18	9.40	0.04	0.07	0.11	(0.21)	(0.05)	—	(0.26)	(0.15)	9.25	0.99	4,989	1.21 (6)	2.56	0.45	29
11/1/16 to 10/31/17	9.58	0.03	0.01	0.04	(0.12)	(0.10)	—	(0.22)	(0.18)	9.40	0.27	5,056	1.30	4.46	0.26	32
11/1/15 to 10/31/16	9.79	0.08	(0.09)	(0.01)	(0.10)	(0.10)	—	(0.20)	(0.21)	9.58	0.10	4,738	1.31 (7)	5.95	0.94	33
9/9/15 (8) to 10/31/15	10.00	0.02	(0.23)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)	4,699	1.30	10.41	1.25	0

KAR Long/Short Equity Fund
Class A
11/1/19 to 4/30/20(5)	$12.69	(0.09)	0.71	0.62	—	—	(0.05)	(0.05)	0.57	$13.26	4.86%	$ 343	2.40% (11)	2.59%	(1.31) %	31%
12/6/18 (8) to 10/31/19	10.00	(0.11)	2.80	2.69	—	—	—	—	2.69	12.69	26.90	134	2.40 (11)	4.26	(1.03)	56
Class C
11/1/19 to 4/30/20(5)	$12.61	(0.13)	0.69	0.56	—	—	(0.05)	(0.05)	0.51	$13.12	4.42%	$ 389	3.15% (11)	3.33%	(1.98) %	31%
12/6/18 (8) to 10/31/19	10.00	(0.18)	2.79	2.61	—	—	—	—	2.61	12.61	26.10	138	3.15 (11)	5.02	(1.78)	56
Class I
11/1/19 to 4/30/20(5)	$12.72	(0.07)	0.71	0.64	—	—	(0.05)	(0.05)	0.59	$13.31	5.01%	$ 56,459	2.15% (11)	2.44%	(1.10) %	31%
12/6/18 (8) to 10/31/19	10.00	(0.10)	2.82	2.72	—	—	—	—	2.72	12.72	27.20	17,813	2.04 (11)	3.99	(0.94)	56
Class R6
11/1/19 to 4/30/20(5)	$12.73	(0.06)	0.70	0.64	—	—	(0.05)	(0.05)	0.59	$13.32	5.01%	$ 3,595	2.08% (11)	2.32%	(0.90) %	31%
12/6/18 (8) to 10/31/19	10.00	(0.07)	2.80	2.73	—	—	—	—	2.73	12.73	27.30	3,437	2.08 (11)	4.00	(0.71)	56

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	Unaudited.
(6)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Inception date.
(9)	Amount is less than $0.005 per share.
(10)	The ratio of net expenses to average net assets excluding interest expense for the Duff & Phelps Select MLP and Energy Fund for Class A is 1.40%, for Class C is 2.15% and for Class I is 1.15% for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively.
(11)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the KAR Long/Short Equity Fund for Class A is 1.80%, for Class C is 2.55%, for Class I is 1.55% and for Class R6 is 1.48% for the six months ended April 30, 2020 and the period ended October 31, 2019, respectively.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of two non-diversified funds (Duff & Phelps Select MLP and Energy Fund and KAR Long/Short Equity Fund) and one diversified fund (Aviva Multi-Strategy Target Return Fund), each having a distinct investment objective(s) outlined below.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Aviva Multi-Strategy Target Return Fund	Long-term total return.
Duff & Phelps Select MLP and Energy Fund	Total return with a secondary objective of income.
KAR Long/Short Equity Fund	Seeking long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. The Aviva Multi-Strategy Target Return Fund and the KAR Long/Short Equity Fund also offer Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Translations
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend expense and interest expense on securities sold short” on the Statement of Operations.
Note 3. Derivative Financial Instruments
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily, and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, Aviva Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the fiscal period, Aviva Multi-Strategy Target Return Fund used options contracts to gain asymmetric exposure to, or hedge against, market and idiosyncratic risk or to reduce portfolio volatility.
D.	Swaps
Certain Funds may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Deposits with prime broker”.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized both single name credit default swaps and credit index swaps to gain long or short exposure to individual securities or to gain exposure to a credit or asset-backed index.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At April 30, 2020, the Aviva Multi-Strategy Target Return Fund did not hold Swap Baskets.
Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.
Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.
The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2020:

	Fair Values of Derivative Financial Instruments as of April 30, 2020
	Derivative Assets
		Aviva Multi-Strategy Target Return Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Unrealized appreciation on futures contracts(1) ; Swaps as value	$513
Foreign currency exchange contracts	Investment in securities at value(2); Unrealized appreciation on forward foreign currency exchange contracts	79
Equity contracts	Unrealized appreciation on futures contracts(1); Investments in securities at value(2); Swaps at value	316
Credit contracts	Swaps at value	45
Total		$953

	Fair Value of Derivative Financial Instruments as of April 30, 2020
	Derivative Liabilities
		Aviva Multi-Strategy Target Return Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Swaps at value	$ 202
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	417
Equity contracts	Written options at value; Unrealized appreciation on futures contracts(1); Swaps at value	772
Credit contracts	Swaps at value	86
Total		$1,477
(1) Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedules of Investments.
      For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2) Includes purchased options at value as reported in the Schedules of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
The Effect of Derivative Financial Instruments in the Statements of Operations for the Six Months Ended April 30, 2020
Net Realized Gain (Loss) From
Aviva Multi-Strategy Target Return Fund
Interest rate contracts:
Futures contracts(1)	$1,267
Swaps (2)	(531)
Foreign currency exchange contracts:
Forward foreign currency transactions(3)	2
Equity contracts:
Futures (1)	490
Purchased options(4)	138
Written options(5)	(363)
Swaps (2)	390
Credit contracts:
Swaps (2)	(389)
Total	$1,004

(1) Included in net realized gain (loss) from futures within the Statements of Operations.
(2) Included in net realized gain (loss) from swaps within the Statements of Operations.
(3) Included in net realized gain (loss) from forward foreign currency transactions within the Statements of Operations.
(4) Included in net realized gain (loss) from investments within the Statement of Operations.
(5) Included in net realized gain (loss) from written options within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statements of Operations for the Six Months Ended April 30, 2020
Net Change in Unrealized Appreciation/(Depreciation) on
Aviva Multi-Strategy Target Return Fund
Interest rate contracts:
Futures contracts(1)	$ 310
Swaps (2)	70
Foreign currency exchange contracts:
Forward foreign currency transactions(3)	(199)
Equity contracts:
Futures contracts(1)	(683)
Purchased options(4)	33
Written options(5)	32
Swaps (2)	267
Credit contracts:
Swaps (2)	(251)
Total	$ (421)

(1) Included in net change in unrealized appreciation (depreciation) from futures within the Statements of Operations.
(2) Included in net change in unrealized appreciation (depreciation) from swaps within the Statement of Operations.
(3) Included in net change in unrealized appreciation (depreciation) from forward foreign currency transactions within the Statements of Operations.
(4) Included in net change in unrealized appreciation (depreciation) from investments within the Statement of Operations.
(5) Included in net change in unrealized appreciation (depreciation) from written options within the Statement of Operations.
The quarterly average values (unless otherwise specified) of the derivatives held by the Fund in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2020.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Aviva Multi-Strategy Target Return Fund
Purchased Options(1)	$ 193
Written Options(2)	(126)
Futures Contracts - Long Positions(3)	202
Futures Contracts - Short Positions(3)	(238)
Forward Foreign Currency Exchange Purchase Contracts(4)	13,533
Forward Foreign Currency Exchange Sale Contracts(5)	(14,909)
Interest Rate Swap Agreements(6)	43,553
Credit Default Swap Agreements - Sell Protection(6)	3,481
Total Return Swap Agreements(6)	1,572
Inflation Swap Agreements(6)	7,867
Variance Swap Agreements(6)	481
(1) Average premiums paid for the period.
(2) Average premiums received for the period.
(3) Average unrealized for the period.
(4) Average value at trade date payable.
(5) Average value at settlement date receivable.
(6) Notional amount.
E.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform.
With exchange traded purchased options and futures and centrally cleared swaps, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
F.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2020:

At April 30, 2020, the Funds’ derivative assets and liabilities (by type) are as follows:
	Aviva Multi-Strategy Target Return Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 180	$ 82
Forward foreign currency exchange contracts	79	417
Swaps	378	322
Purchased options	43	—
Written options	—	30
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 680	$ 851
Derivatives not subject to a MNA or similar agreement	(522)	(400)
Total assets and liabilities subject to a MNA	$ 158	$ 451
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2020:
Aviva Multi-Strategy Target Return Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
BNP Paribas	$ 11	$ (7)	$—	$ —	$ 4
Citibank	18	(18)	—	—	—
Goldman Sachs & Co.	13	(13)	—	—	—
JPMorgan Chase Bank N.A.	6	(6)	—	—	—
Merrill Lynch	31	(31)	—	—	—
Societe Generale	79	(22)	—	(57)	—
Total	$158	$(97)	$—	$(57)	$ 4

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
BNP Paribas	$ 7	$ (7)	$—	$—	$ —
Citibank	37	(18)	—	—	19
Goldman Sachs & Co.	185	(13)	—	—	172
JPMorgan Chase Bank N.A.	149	(6)	—	—	143
Merrill Lynch	51	(31)	—	—	20
Societe Generale	22	(22)	—	—	—
Total	$451	$(97)	$—	$—	$354
(1) Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
(2) Net amount represents the net amount receivable from the counterparty in the event of default.
(3) Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
(4) Net amount represents the net amount payable due to the counterparty in the event of default.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund.

	All Assets	1st $1 Billion	$1 + Billion	1st $5+ Billion	$5 + Billion
Aviva Multi-Strategy Target Return Fund*	—%	—%	—%	1.30%	1.25%
Duff & Phelps Select MLP and Energy Fund**	—	0.90	0.85	—	—
KAR Long/Short Equity Fund	—	1.25	1.20	—	—

*The Adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through February 28, 2021.
**Prior to February 28, 2020, the advisory fee for this Fund was 0.90% on all assets.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser.
The subadvisers and the Funds they serve as of the end of the period are as follows: Aviva Investors Americas LLC (“Aviva”), for Aviva Multi-Strategy Target Return Fund; Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect wholly-owned subsidiary of Virtus, for KAR Long/Short Equity Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Aviva Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.38%
Duff & Phelps Select MLP and Energy Fund	1.40	2.15	1.15	N/A
KAR Long/Short Equity Fund	1.80	2.55	1.55	1.48

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
Aviva Multi-Strategy Target Return Fund
Class A	$ 7	$ 7	$ 7	$ 4	$ 25
Class C	6	5	4	2	17
Class I	206	208	176	89	679
Class R6	— (1)	— (1)	— (1)	— (1)	— (1)
Duff & Phelps Select MLP and Energy Fund
Class A	6	6	28	7	47
Class C	2	2	2	1	7
Class I	85	76	58	38	257
KAR Long/Short Equity Fund
Class A	—	—	2	— (1)	2
Class C	—	—	2	— (1)	2
Class I	—	—	101	53	154
Class R6	—	—	54	4	58
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2020, there were less than $500 in commissions for Class A shares and less than $500 in CDSC for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended April 30, 2020, the Funds incurred administration fees totaling $39 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended April 30, 2020, the Funds incurred transfer agent fees totaling $18 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At April 30, 2020, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated to the following:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
	Shares	Aggregate Net Asset Value
Aviva Multi-Strategy Target Return Fund
Class A	10,106	$ 97
Class C	10,058	95
Class I	1,902,815	18,362
Class R6	10,470	101
Duff & Phelps Select MLP and Energy Fund
Class A	10,601	60
Class C	10,431	59
Class I	856,521	4,797
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at April 30, 2020.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the six months ended April 30, 2020, were as follows:
	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$12,054	$11,442
Duff & Phelps Select MLP And Energy Fund	3,768	1,134
KAR Long/Short Equity Fund	39,718	13,968
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2020, were as follows:
	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$735	$2,411
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	59	$ 574	14	$ 132
Reinvestment of distributions	—	—	5	48
Shares repurchased and cross class conversions	(50)	(478)	(127)	(1,184)
Net Increase / (Decrease)	9	$ 96	(108)	$ (1,004)
Class C
Shares sold and cross class conversions	— (1)	$ 1	9	$ 83
Reinvestment of distributions	—	—	2	17
Shares repurchased and cross class conversions	(30)	(288)	(79)	(730)
Net Increase / (Decrease)	(30)	$ (287)	(68)	$ (630)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	532	$ 5,259	487	$ 4,626
Reinvestment of distributions	2	24	85	757
Shares repurchased and cross class conversions	(645)	(6,249)	(4,783)	(44,907)
Net Increase / (Decrease)	(111)	$ (966)	(4,211)	$ (39,524)
Class R6
Shares sold and cross class conversions	1	$ 8	1	$ 6
Reinvestment of distributions	— (1)	—	— (1)	— (1)
Shares repurchased and cross class conversions	(—)	(2)	(1)	(6)
Net Increase / (Decrease)	1	$ 6	— (1)	$ —(1)
(1)	Amount is less than $500 or 500 shares.

	Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	89	$ 657	402	$ 3,627
Reinvestment of distributions	1	4	6	50
Shares repurchased and cross class conversions	(96)	(544)	(387)	(3,203)
Net Increase / (Decrease)	(6)	$ 117	21	$ 474
Class C
Shares sold and cross class conversions	— (1)	$ —(1)	6	$ 51
Reinvestment of distributions	— (1)	— (1)	— (1)	3
Shares repurchased and cross class conversions	(1)	(4)	(6)	(51)
Net Increase / (Decrease)	(1)	$ (4)	— (1)	$ 3
Class I
Shares sold and cross class conversions	403	$ 2,835	72	$ 631
Reinvestment of distributions	7	42	2	18
Shares repurchased and cross class conversions	(83)	(395)	(81)	(674)
Net Increase / (Decrease)	327	$ 2,482	(7)	$ (25)
(1)	Amount is less than $500 or 500 shares.

	KAR Long/Short Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)		From Inception December 06, 2018 to October 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	29	$ 380	11	$ 107
Reinvestment of distributions	— (1)	— (1)	—	—
Shares repurchased and cross class conversions	(13)	(171)	—	—
Net Increase / (Decrease)	16	$ 209	11	$ 107

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
	KAR Long/Short Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)		From Inception December 06, 2018 to October 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	44	$ 574	11	$ 109
Reinvestment of distributions	— (1)	— (1)	—	—
Shares repurchased and cross class conversions	(26)	(296)	(—)	(—)
Net Increase / (Decrease)	18	$ 278	11	$ 109
Class I
Shares sold and cross class conversions	3,219	$ 41,741	1,431	$ 17,401
Reinvestment of distributions	9	115	—	—
Shares repurchased and cross class conversions	(385)	(4,867)	(31)	(394)
Net Increase / (Decrease)	2,843	$ 36,989	1,400	$ 17,007
Class R6
Shares sold and cross class conversions	—	$ —	270	$ 2,700
Net Increase / (Decrease)	—	$ —	270	$ 2,700
(1)	Amount is less than $500 or 500 shares.
Note 7. 10% Shareholders
As of April 30, 2020, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Aviva Multi-Strategy Target Return Fund	65%	2 *
Duff & Phelps Select MLP and Energy Fund	93	2 *
KAR Long/Short Equity Fund	82	1 *
*	Includes affiliated shareholder account(s).
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
At April 30, 2020, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Select MLP and Energy Fund	Diversified (MLP)	31%
KAR Long/Short Equity Fund	Information Technology	28

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at April 30, 2020:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Aviva Multi-Strategy Target Return Fund	Safran SA	2/16/2018	$27	$23	0.1%
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, Aviva Multi-Strategy Target Return Fund, Duff & Phelps Select MLP and Energy Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). KAR Long/Short Equity Fund was added to the Credit Agreement in March of 2019.This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-fifth of total net assets for the Funds, in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended April 30, 2020, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this credit agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Duff & Phelps Select MLP and Energy Fund	$— (1)	$220	1.75%	2
KAR Long/Short Equity Fund	— (1)	570	1.76	1
(1)	Amount is less than $500.
Note 12. Federal Income Tax Information
($ reported in thousands)
At April 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aviva Multi-Strategy Target Return Fund- securities and derivatives	$ 24,112	$ 513	$ (383)	$ 130
Aviva Multi-Strategy Target Return Fund - Written Options	5	20	—	20
Duff & Phelps Select MLP and Energy Fund	6,995	85	(1,955)	(1,870)
KAR Long/Short Equity Fund	57,968	3,611	(2,365)	1,246
KAR Long/Short Equity Fund - Short Sales	14,681	2,409	(239)	2,170
The cost of investments and unrealized appreciation/depreciation may also include timing differences that do not constitute adjustments to tax basis.
Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Aviva Multi-Strategy Target Return Fund	$1,851	$335	$1,851	$335
Duff & Phelps Select MLP and Energy Fund	63	287	63	287
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended April 30, 2020, the following Fund deferred qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized
Duff & Phelps Select MLP and Energy Fund	$119	$ (57)
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
KAR Long/Short Equity Fund	$126	$—
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended October 31, 2019 and 2018 were as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Aviva Multi-Strategy Target Return Fund
10/31/19	$ 1,661	$ —	$ —	$1,661
10/31/18	166	—	—	166
Duff & Phelps Select MLP and Energy Fund
10/31/19	166	—	225	391
10/31/18	58	63	29	150
KAR Long/Short Equity Fund
10/31/19	—	—	—	—
10/31/18	—	—	—	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effects of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND,
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND AND
VIRTUS KAR LONG/SHORT EQUITY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and Aviva Investors Americas LLC (“Aviva”) with respect to Virtus Aviva Multi-Strategy Target Return Fund; among the Trust, VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Select MLP and Energy Fund; and among the Trust, VAIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Long/Short Equity Fund (each of Aviva, Duff & Phelps and KAR, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and each Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of Duff & Phelps and KAR with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VAIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VAIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VAIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s(s’) compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND,
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND AND
VIRTUS KAR LONG/SHORT EQUITY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and each Subadviser’s management of each respective Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2019.
Virtus Aviva Multi-Strategy Target Return Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3-year periods.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- year period and outperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-year period.
Virtus KAR Long/Short Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date period.
The Board also considered management’s discussion about the reasons for Virtus Aviva Multi-Strategy Target Return Fund’s and Virtus Duff & Phelps Select MLP and Energy Fund’s underperformance relative to their peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND,
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND AND
VIRTUS KAR LONG/SHORT EQUITY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that each Fund had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of each Fund and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Aviva Multi-Strategy Target Return Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Long/Short Equity Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to Duff & Phelps and KAR, the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VAIA, such profitability might be directly or indirectly shared by VAIA. In addition, with respect to Aviva Investors America LLC, the unaffiliated subadviser, the Board relied on the ability of VAIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for Virtus Aviva Multi-Strategy Target Return Fund and Virtus KAR Long/Short Equity Fund included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure, including with respect to the Fund that did not have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense cap through February 28, 2021. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND,
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND AND
VIRTUS KAR LONG/SHORT EQUITY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued)
time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VAIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA, Duff & Phelps and KAR, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA, Duff & Phelps and KAR also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while Duff & Phelps and KAR are affiliates of VAIA, there are no other direct benefits to the Subadvisers or VAIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8554	0606-20

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date        7/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date        7/06/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date        7/06/2020

*	Print the name and title of each signing officer under his or her signature.